Consolidated Statements of Equity (USD $) In Thousands, except Share data	Preferred Units	Common Units	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total
Balance, beginning of year at Dec. 31, 2008	$ 11,760	$ 1,509		$ (518)	$ 12,751
Balance, beginning of year, shares at Dec. 31, 2008	117,600	146,522
Net income (loss)			54		54
Change in value of interest rate swap				518	518
Change in value of interest rate caps				(72)	(72)
Total comprehensive income					500
Dividends on preferred units			(397)		(397)
Balance, end of year at Dec. 31, 2009	11,760	1,509	(343)	(72)	12,854
Balance, end of year, shares at Dec. 31, 2009	117,600	146,522
Net income (loss)			(1,616)		(1,616)
Change in value of interest rate caps				(73)	(73)
Total comprehensive income					(1,689)
Other comprehensive income reclassified to expense			(35)	65	30
Dividends on preferred units			(333)		(333)
Balance, end of year at Dec. 31, 2010	$ 11,760	$ 1,509	$ (2,327)	$ (80)	$ 10,862
Balance, end of year, shares at Dec. 31, 2010	117,600	146,522